Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Noncontrolling interests
The following schedule discloses the effects of Net income attributable to TDS shareholders and changes in TDS’ ownership interest in U.S. Cellular on TDS’ equity for 2019, 2018 and 2017:

Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Net income attributable to TDS shareholders	$121	$135	$153
Transfers (to) from the noncontrolling interests
Change in TDS’ Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(23)	(30)	(12)
Change in TDS’ Capital in excess of par value from U.S. Cellular’s repurchase of U.S. Cellular shares	6	—	—
Net transfers (to) from noncontrolling interests	(17)	(30)	(12)
Change from net income attributable to TDS shareholders and transfers (to) from noncontrolling interests	$104	$105	$141